Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (243,377)	$ 2,841,712	$ 2,729,602	$ 18,132,948
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(1,688,418)	1,431,240	1,571,909	551,046
Net cash (used in) provided by operating activities	(1,833,885)	4,334,318	5,542,225	396,482
Cash flows from investing activities:
Net cash provided by (used in) investing activities	32,034,388	(3,923,712)	193,473,127	(2,624,298)
Cash flows from financing activities:
Net cash (used in) financing activities	(31,881,363)		(196,894,657)	328,131
Cash - Beginning of period	2,171,553	50,858	50,858	1,950,543
Cash - End of period	490,693	461,464	2,171,553	50,858
Angel Studios, Inc. CIK: 0001671941
Cash flows from operating activities:
Net income (loss)	(37,370,107)	(14,528,844)	9,012,124	(13,710,708)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	524,206	406,063	916,945	665,920
Amortization of operating lease assets	343,521	329,555	666,653	453,996
Stock-based compensation expense	1,515,274	415,613	1,031,656	1,503,969
Investments in affiliates gain	(38,891)	(56,713)	(9,364)	(67,608)
Impairment of intangible assets	1,717		4,000	5,065,413
Non-cash interest expense		12,031	305,271
Change in deferred income taxes	(4,403,068)		37,611	(434,946)
Net gain on digital assets	(732,410)
Change in operating assets and liabilities:
Accounts receivable	16,539,539	4,293,807	(16,951,377)	3,251,012
Physical media inventory	(279,532)	(2,448,487)	(2,343,001)	1,369,233
Prepaid expenses and other current assets	(990,694)	(2,852,707)	(2,696,030)	2,056,587
Certificate of deposit		154,187	154,187	(1,914)
Licensing receivables	(5,862,011)		(19,130,765)
Content	(317,747)	(208,642)	(313,855)	(504,609)
Other long-term assets	(15,000)		(4,000,319)
Accounts payable and accrued expenses	2,082,526	3,370,546	4,751,709	(12,931,847)
Accrued licensing royalty expense	(3,918,106)	(338,706)	31,847,030	3,094,538
Operating lease liabilities	(325,368)	(321,559)	(657,296)	(423,806)
Deferred revenue	3,768,831	1,773,493	3,287,013	(1,048,481)
Net cash (used in) provided by operating activities	(29,479,037)	(10,000,363)	5,912,192	(11,663,251)
Cash flows from investing activities:
Purchases of property and equipment	(244,581)	(39,356)	(572,463)	(1,135,362)
Issuance of note receivable	(1,352,311)	(1,667,213)	(3,366,462)	(3,392,877)
Repayments of note receivable	1,688,769	2,750,116	5,090,166	2,779,320
Purchase of digital assets	(48,515)	(31,778)	(118,965)
Investments in affiliates	39,458	(417,863)	(1,720,390)	(1,747,980)
Net cash provided by (used in) investing activities	1,046,998	593,906	(688,114)	(3,496,899)
Cash flows from financing activities:
Repayment of notes payable	(15,784,423)	(2,000,000)	(26,751,117)
Receipt of notes payable	15,043,019	10,406,204	28,911,394	2,000,000
Debt financing fees		(293,443)	(305,271)
Repayment of accrued settlement costs		(112,163)	(230,005)	(208,373)
Exercise of stock options	224,167	15,675	235,726	258,855
Sale of common stock	8,249,971	7,500,000	7,500,001
Repurchase of common stock	(113,894)		(107,073)	(427,217)
Net cash (used in) financing activities	7,618,840	15,516,273	9,253,655	1,623,265
Effect of changes in foreign currency exchange rates on cash and cash equivalents	(2,063)		2,064
Net increase (decrease) in cash and cash equivalents	(20,815,262)	6,109,816	14,479,797	(13,536,885)
Cash - Beginning of period	25,201,425	10,721,628	10,721,628	24,258,513
Cash - End of period	4,386,163	16,831,444	25,201,425	10,721,628
Supplemental disclosure of cash flow information:
Cash paid for interest	949,124	$ 216,936	3,586,937	498,769
Cash paid (refunded) for income taxes			$ 22,208	(2,078,744)
Supplemental schedule of noncash financing activities
Operating lease right-of-use assets and liabilities	$ 2,137,262			$ 2,406,886